Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Valuation of Derivative Liabilities Using a Binomial Pricing Model with Weighted Average Assumptions

The derivative liabilities were valued at their issuance dates and at the end of each reporting period using a binomial pricing model and the following weighted average assumptions:

	December 31, 2013	December 31, 2012
Expected volatility	59.2%	176.4%
Risk-free interest rate	2.12%	1.18%
Dividend yield	0.00%	0.00%
Remaining expected term of underlying securities (years)	6.07	6.5